ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 572,000	$ 252,000
Accounts receivable - related party (see note 16)		156,000	480,000
Accounts Receivable, Gross		728,000	732,000
Allowance for doubtful accounts	$ (105,000)	(87,000)	(30,000)
Net accounts receivable	$ 1,210,000	$ 641,000	$ 702,000